Equity (Details)								12 Months Ended
		Apr. 01, 2026 shares	Mar. 31, 2026 USD ($) $ / shares shares	Dec. 11, 2025 shares	May 02, 2025 Individuals shares	Jan. 13, 2025 USD ($) $ / shares shares	Aug. 19, 2024 $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares		Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)
Equity [Line Items]
Share subdivision							1-to-1,400
Dividends (in Dollars) | $
Shares issued								200,000		201,250
Conversion of ordinary shares
Reverse stock split			ten (10) shares for one (1) share
Number of individuals | Individuals					9
2025 Stock Incentive Plan [Member]
Equity [Line Items]
Shares granted			400,000		2,000,000
2025 Stock Incentive Plan [Member] | Subsequent Event [Member]
Equity [Line Items]
Shares granted		400,000
2025 Stock Incentive Plan [Member] | Selling and Marketing Expenses [Member]
Equity [Line Items]
Share-based compensation | $								$ 7,820,000
2025 Stock Incentive Plan [Member] | General and Administrative Expenses [Member]
Equity [Line Items]
Share-based compensation | $								$ 108,000
Board of Directors [Member]
Equity [Line Items]
Ordinary shares authorized							280,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized	[1]		25,200,000					25,200,000		25,200,000
Ordinary shares issued	[1]		2,011,277					2,011,277		1,601,250
Ordinary shares outstanding	[1]		2,011,277					2,011,277		1,601,250
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]
Common stock value amount (in Dollars) | $	[1]		$ 4,000					$ 4,000		$ 4,000
Dividends (in Dollars) | $
Vote per share								one
Class A Ordinary Shares [Member] | 2025 Stock Incentive Plan [Member]
Equity [Line Items]
Shares issued								2,400,000
Class A Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Ordinary shares authorized							252,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized	[1]		2,800,000					2,800,000		2,800,000
Ordinary shares issued	[1]		490,000					490,000		700,000
Ordinary shares outstanding	[1]		490,000					490,000		700,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]
Common stock value amount (in Dollars) | $	[1]
Vote per share				twenty				twenty
Class B Ordinary Shares [Member] | Shareholder [Member]
Equity [Line Items]
Conversion of ordinary shares				2,100,000
Class B Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Ordinary shares authorized							28,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0
IPO [Member]
Equity [Line Items]
Consummated the offering						2,012,500
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares						$ 4
Aggregate gross proceeds (in Dollars) | $						$ 8,050,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized			28,000,000				200,000	28,000,000
Ordinary shares issued			2,501,277					2,501,277		2,301,250
Ordinary shares outstanding			2,501,277					2,501,277		2,301,250
Ordinary shares, par value (in Dollars per share) | $ / shares
Common stock value amount (in Dollars) | $										$ 4,000
Shares issued	[2]							200,000		201,250
Conversion of ordinary shares	[2]
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized							180,000
Ordinary shares issued							10,000
Ordinary shares outstanding			25,200,000				10,000	25,200,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0
Shares issued	[2]							200,000		201,250
Conversion of ordinary shares	[2]							210,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Ordinary shares issued							14,000,000
Ordinary shares outstanding							14,000,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized							20,000
Ordinary shares issued							5,000
Ordinary shares outstanding			2,800,000				5,000	2,800,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0
Shares issued									[2]
Conversion of ordinary shares	[2]							(210,000)
Ordinary Shares [Member] | Class B Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Ordinary shares issued							7,000,000
Ordinary Shares [Member] | IPO [Member] | Board of Directors [Member]
Equity [Line Items]
Ordinary shares outstanding							7,000,000

[1]	Shares presented on a retrospective basis to reflect the Reverse Stock Split (see Note 13)
[2]	Shares presented on a retrospective basis to reflect the Reverse Stock Split on May 6, 2026 and the share subdivision on August 19, 2024 (see Note 13)